PGIM ETF Trust

655 Broad Street

Newark, New Jersey 07102

June 28, 2018

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:       PGIM ETF Trust Form N-1A

Post-Effective Amendment No. 3 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 4 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 333-222469

Investment Company Act No. 811-23324

Dear Sir or Madam:

On behalf of PGIM Active High Yield Bond ETF (the “Fund”), a new series of PGIM ETF Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing Post-Effective Amendment No. 3 to the Registration Statement under the 1933 Act; Amendment No. 4 to the Registration Statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a)(2) under the 1933 Act in order to add the Fund as a new series of the Trust.

The Fund intends to file a subsequent post-effective amendment on or about September 11, 2018 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

To assist you with the review of this filing, we note that the Amendment contains all applicable Staff comments made to the Trust’s registration statement relating to the PGIM Ultra Short Bond ETF, an active exchange traded fund in the same fund complex as the Fund, that was declared effective by the staff of the SEC on April 4, 2018 (File No. 333-222469) (the “Prior Registration Statement”). The Amendment is substantially similar to the Prior Registration Statement except with respect to disclosure relating to the Fund’s high yield strategy.

Since the Amendment is substantially similar to the Prior Registration Statement of another funds in the same fund complex that were recently reviewed by the Staff and declared effective by the Staff, we request that the Amendment receives “no review” or limited review if deemed necessary by the staff, except with respect to the sections that the registrant has noted as being substantially different.

The Amendment will go effective on September 11, 2018 and we would appreciate receiving the Staff’s comments, if any, on or about August 15, 2018.

Any questions or comments with respect to the Registration Statement may be communicated to Claudia DiGiacomo at (973) 802-5032.

Sincerely,

/s/Claudia DiGiacomo

Claudia DiGiacomo

Vice President & Corporate Counsel